Prepayments, Deposits and Other Receivables, Net - Schedule of Prepayments, Deposits and Other Receivables, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments, Deposits and Other Receivables, Net [Abstract]
Prepayments of service fee	$ 144,315	$ 41,221
Prepaid research and development consulting fee	6,500,624	2,188,400
Prepayments of goods	1,664,247	735,445
Amount due from employees	950,459	86,351
Deposits	93,673	94,145
Other receivables	146,579	335,372
Less: allowance for expected credit loss	(142,722)	(91,707)	$ (35,364)
Prepayments, deposits and other current receivables, net	9,357,175	3,389,227
Less: amounts classified as non-current assets	(6,035,922)	(2,188,400)
Amount classified as current assets	$ 3,321,253	$ 1,200,827